PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 2.6%
Hexcel Corp.	415,038	$41,528,702
Karman Holdings, Inc.*	121,973	6,088,892
Mercury Systems, Inc.*(a)	65,443	8,005,642
VSE Corp.	154,691	35,346,894
		90,970,130
Automobile Components 1.3%
Dorman Products, Inc.*	330,876	45,148,030
Banks 7.5%
Ameris Bancorp	382,592	34,532,754
East West Bancorp, Inc.	398,169	51,399,636
Eastern Bankshares, Inc.	2,666,834	59,310,388
Heritage Financial Corp.	1,571,419	46,545,431
Renasant Corp.	414,596	17,636,914
Wintrust Financial Corp.	323,371	51,972,187
		261,397,310
Beverages 0.4%
Celsius Holdings, Inc.*	445,574	13,046,407
Biotechnology 7.3%
Arcutis Biotherapeutics, Inc.*	1,386,237	36,347,134
Cabaletta Bio, Inc.*	2,696,273	8,385,409
CG oncology, Inc.*	116,641	8,287,343
Dianthus Therapeutics, Inc.*	239,278	23,324,820
Immunovant, Inc.*	981,541	37,818,775
Palvella Therapeutics, Inc.*	202,900	31,007,178
Protagonist Therapeutics, Inc.*	326,359	40,005,086
Roivant Sciences Ltd.*	865,201	30,619,463
Scholar Rock Holding Corp.*	684,717	37,659,435
		253,454,643
Building Products 1.4%
Griffon Corp.	141,728	13,822,732
Hayward Holdings, Inc.*	1,542,324	26,697,628
Madison Air Solutions Corp. (Class A Stock)*(a)	250,942	9,786,738
		50,307,098
Capital Markets 2.0%
Acadian Asset Management, Inc.	573,245	40,998,482
Houlihan Lokey, Inc.	58,614	7,861,896
Marex Group PLC (Bermuda)	111,609	6,802,568
Moelis & Co. (Class A Stock)	238,316	15,590,633
		71,253,579
Chemicals 2.6%
Avient Corp.	755,602	27,927,050
Element Solutions, Inc.	1,296,530	61,909,307
		89,836,357
Consumer Finance 0.5%
LendingTree, Inc.*	391,659	17,346,577

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	147,413	$16,479,299
Containers & Packaging 0.5%
Crown Holdings, Inc.	158,279	17,698,758
Electric Utilities 1.3%
IDACORP, Inc.	305,955	46,290,991
Electrical Equipment 3.7%
Allient, Inc.	91,024	9,369,100
Dpc Holdings Ltd. (United Kingdom)*	125,615	6,162,672
Generac Holdings, Inc.*	150,059	43,938,776
Innio NV (Germany)*(a)	157,431	6,226,396
Regal Rexnord Corp.	268,734	64,009,752
		129,706,696
Electronic Equipment, Instruments & Components 2.3%
Bel Fuse, Inc. (Class B Stock)	111,375	37,092,330
Benchmark Electronics, Inc.	92,766	9,153,221
Cognex Corp.	112,025	8,112,851
TTM Technologies, Inc.*	146,153	27,333,534
		81,691,936
Energy Equipment & Services 2.8%
Cactus, Inc. (Class A Stock)	579,866	29,706,535
Expro Group Holdings NV*	1,457,744	21,530,879
Solaris Energy Infrastructure, Inc.	570,128	45,872,499
		97,109,913
Entertainment 0.6%
Sphere Entertainment Co.*	124,510	21,543,965
Financial Services 1.0%
Flywire Corp.*	1,963,559	34,499,732
Food Products 0.6%
Freshpet, Inc.*	325,851	19,264,311
Ground Transportation 0.5%
Saia, Inc.*	39,491	16,632,030
Health Care Equipment & Supplies 0.8%
Glaukos Corp.*	187,932	26,265,376
Health Care Providers & Services 3.9%
Concentra Group Holdings Parent, Inc.	1,284,808	38,223,038
Encompass Health Corp.	209,211	21,147,048
Guardant Health, Inc.*	64,477	9,673,484
Guardian Pharmacy Services, Inc. (Class A Stock)*	173,377	7,259,295
LifeStance Health Group, Inc.*	4,856,204	52,009,945
Sonida Senior Living, Inc.*	170,729	6,965,743
		135,278,553
Hotel & Resort REITs 1.0%
Summit Hotel Properties, Inc. (a)	4,967,542	34,822,469

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.9%
Aramark	506,382	$28,813,136
Churchill Downs, Inc.	366,580	32,860,231
Domino’s Pizza, Inc.	16,696	4,942,684
		66,616,051
Household Durables 1.0%
Toll Brothers, Inc.	209,536	34,521,056
Insurance 5.0%
Axis Capital Holdings Ltd.	427,199	45,898,261
Exzeo Group, Inc.*	235,628	3,975,044
Lincoln National Corp.	1,041,634	36,821,762
Markel Group, Inc.*	32,547	63,564,616
RenaissanceRe Holdings Ltd. (Bermuda)	78,293	24,811,052
		175,070,735
IT Services 0.4%
Quantinuum, Inc. (Class A Stock)*(a)	169,242	13,833,841
Life Sciences Tools & Services 0.7%
Illumina, Inc.*	68,400	12,026,772
Sotera Health Co.*	627,375	11,135,906
		23,162,678
Machinery 6.3%
Enerpac Tool Group Corp.	150,800	5,407,688
Gates Industrial Corp. PLC*	1,585,954	44,359,133
Helios Technologies, Inc.	403,812	36,040,221
Nordson Corp.	137,604	41,513,751
RBC Bearings, Inc.*	54,393	35,032,356
Terex Corp.	318,982	23,091,107
Trinity Industries, Inc.	1,002,267	34,658,393
		220,102,649
Marine Transportation 1.1%
Kirby Corp.*	293,178	39,863,413
Metals & Mining 2.4%
Eldorado Gold Corp. (Turkey)(a)	1,374,674	42,738,615
ERO Copper Corp. (Brazil)*	1,580,508	42,202,600
		84,941,215
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Ladder Capital Corp.	2,495,250	24,827,738
Multi-Utilities 1.9%
NiSource, Inc.	1,377,941	65,521,095
Office REITs 1.0%
Cousins Properties, Inc.	1,196,913	35,883,452
Oil, Gas & Consumable Fuels 2.7%
Chord Energy Corp.	69,470	7,940,421
Crescent Energy Co. (Class A Stock)	3,100,735	30,449,218

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gulfport Energy Corp.*	202,415	$34,349,826
Permian Resources Corp. (Class A Stock)	1,125,435	20,719,258
		93,458,723
Pharmaceuticals 1.7%
Elanco Animal Health, Inc.*	961,856	23,671,276
Tarsus Pharmaceuticals, Inc.*	408,226	25,693,745
VeraDermics, Inc.*(a)	86,815	10,673,036
		60,038,057
Professional Services 0.9%
First Advantage Corp.*	372,770	6,728,498
Huron Consulting Group, Inc.*	185,000	16,679,600
Korn Ferry	99,512	6,625,509
		30,033,607
Retail REITs 1.2%
Urban Edge Properties	1,865,201	42,675,799
Semiconductors & Semiconductor Equipment 8.3%
Lattice Semiconductor Corp.*	275,823	42,189,886
MACOM Technology Solutions Holdings, Inc.*	174,254	66,280,994
Onto Innovation, Inc.*	262,098	99,190,988
PDF Solutions, Inc.*	281,825	19,950,392
Rigetti Computing, Inc.*(a)	260,068	5,024,514
Semtech Corp.*	101,051	16,355,104
Tower Semiconductor Ltd. (Israel)*	148,179	38,621,374
		287,613,252
Software 4.6%
Agilysys, Inc.*	121,703	12,717,964
Appfolio, Inc. (Class A Stock)*	139,810	22,418,533
AvePoint, Inc.*	670,949	7,521,338
Cipher Digital, Inc.*	780,747	19,128,302
HubSpot, Inc.*	41,637	7,599,169
I3 Verticals, Inc. (Class A Stock)*	296,558	6,334,479
Intapp, Inc.*	551,043	13,891,794
JFrog Ltd.*	145,775	13,248,032
Q2 Holdings, Inc.*	249,451	11,998,593
Terawulf, Inc.*(a)	1,868,053	46,140,909
		160,999,113
Specialized REITs 1.4%
Gaming & Leisure Properties, Inc.	1,083,894	48,265,800
Specialty Retail 2.1%
Boot Barn Holdings, Inc.*	99,534	16,350,450
Burlington Stores, Inc.*	85,720	27,156,096
Five Below, Inc.*	115,926	20,842,336
Warby Parker, Inc. (Class A Stock)*	245,926	7,461,395
		71,810,277
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.*(a)	102,190	5,442,639

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 3.2%
Kontoor Brands, Inc.	609,180	$50,769,061
On Holding AG (Switzerland) (Class A Stock)*	484,747	17,169,739
Ralph Lauren Corp.	104,999	42,147,649
		110,086,449
Trading Companies & Distributors 3.5%
Rush Enterprises, Inc. (Class A Stock)	685,886	50,059,389
WESCO International, Inc.	207,339	71,621,111
		121,680,500

Total Long-Term Investments (cost $2,322,196,719)		3,386,492,299

Short-Term Investments 4.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	85,402,372	85,402,372
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $79,518,711; includes $79,277,071 of cash collateral for securities on loan)(b)(wb)	79,577,817	79,522,112

Total Short-Term Investments (cost $164,921,083)		164,924,484

TOTAL INVESTMENTS 102.0% (cost $2,487,117,802)		3,551,416,783
Liabilities in excess of other assets (2.0)%		(69,854,524)

Net Assets 100.0%		$3,481,562,259

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,041,915; cash collateral of $79,277,071 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small Company Fund